Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,885,192,295.00
Previously Paid Amount	0.00
Total Fee Amount	398,445.05
Total Offset Amount	0.00
Net Fee	398,445.05
Narrative - Max Aggregate Offering Price	$ 2,885,192,295.00
Final Prospectus	true